Significant Accounting Policies (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	49.00%	41.00%	40.00%
Volatility, maximum	65.00%	56.00%	64.00%
Risk free interest, minimum	0.10%	0.10%	0.10%
Risk free interest, maximum	2.40%	2.80%	2.30%
Early exercise multiple, minimum	2.20	1.60	1.55
Early exercise multiple, maximum	2.80	1.90	1.85